Earnings per common share	12 Months Ended
Mar. 31, 2011
Earnings per common share

20. Earnings per common share

Basic earnings per common share are computed by dividing net income by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the assumed conversion to common shares of all convertible securities such as convertible preferred stock.

On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen)
Net income (loss):
Net income (loss) attributable to MHFG shareholders	(1,058,447)	999,689	412,669
Less: Net income (loss) attributable to preferred shareholders	19,340	11,086	9,438

Net income (loss) attributable to common shareholders	(1,077,787)	988,603	403,231

Effect of dilutive securities:
Convertible preferred stock	— (1)	9,986	8,337
Stock compensation-type stock options	—	(25)	(19)

Net income (loss) attributable to common shareholders after assumed conversions	(1,077,787)	998,564	411,549

	2009		2010		2011
	(thousands of shares)
Shares:
Weighted average common shares outstanding	11,231,269		14,013,058		19,722,818

Effect of dilutive securities:
Convertible preferred stock	—	(1)	2,181,091	(2)	1,682,139	(2)
Stock compensation-type stock options	—		6,663		10,152

Weighted average common shares after assumed conversions	11,231,269		16,200,812		21,415,109

	2009	2010	2011
	(in yen)
Amounts per common share:
Basic net income (loss) per common share	(95.96)	70.55	20.44

Diluted net income (loss) per common share	(95.96)	61.64	19.22

Notes:
(1)	For the fiscal year ended March 31, 2009, the computation of diluted earnings per common share did not assume conversion of convertible preferred stock, as the effect of such conversion would be anti-dilutive due to the net loss.
(2)	For the fiscal years ended March 31, 2010 and 2011, the number of the dilutive common shares is based on the applicable conversion prices.